Fair Value (Assets and Liabilities Measured at Fair Value by Level on Recurring Basis) (Detail) - JPY (¥)	Sep. 30, 2023	Mar. 31, 2023
Assets
Trading derivative assets	¥ 18,554,000,000,000	¥ 12,911,000,000,000
Available-for-sale debt securities	32,372,779,000,000	35,740,802,000,000
Equity securities	5,659,975,000,000	5,001,048,000,000
Liabilities
Trading derivative liabilities	20,105,000,000,000	13,833,000,000,000
Japanese national government and Japanese government agency bonds
Assets
Available-for-sale debt securities	23,806,480,000,000	26,046,603,000,000
Japanese prefectural and municipal bonds
Assets
Available-for-sale debt securities	1,435,996,000,000	2,759,941,000,000
Foreign government and official institution bonds
Assets
Available-for-sale debt securities	3,147,441,000,000	2,922,742,000,000
Corporate bonds
Assets
Available-for-sale debt securities	997,161,000,000	1,058,161,000,000
Residential mortgage-backed securities
Assets
Available-for-sale debt securities	1,190,322,000,000	1,110,254,000,000
Asset-backed securities
Assets
Available-for-sale debt securities	1,333,571,000,000	1,430,315,000,000
Other debt securities
Assets
Available-for-sale debt securities	461,808,000,000	412,786,000,000
Fair Value, Measurements, Recurring
Assets
Debt Securities, Trading, and Equity Securities, FV-NI	32,342,285,000,000	33,026,942,000,000
Trading derivative assets	18,545,290,000,000	12,901,727,000,000
Trading loans	22,996,000,000	13,820,000,000
Available-for-sale debt securities	32,372,779,000,000	35,740,802,000,000
Equity securities	5,098,438,000,000	4,538,354,000,000
Other financial assets	1,936,986,000,000	2,476,293,000,000
Total	90,318,774,000,000	88,697,938,000,000
Liabilities
Trading securities sold, not yet purchased	87,883,000,000	234,907,000,000
Trading derivative liabilities	20,227,281,000,000	13,943,368,000,000
Obligation to return securities received as collateral	6,895,127,000,000	6,891,545,000,000
Other	297,467,000,000	387,145,000,000
Total	27,507,758,000,000	21,456,965,000,000
Fair Value, Measurements, Recurring | Level 1
Assets
Debt Securities, Trading, and Equity Securities, FV-NI	15,816,502,000,000	19,098,208,000,000
Trading derivative assets	143,551,000,000	84,406,000,000
Trading loans	0	0
Available-for-sale debt securities	23,749,188,000,000	25,236,359,000,000
Equity securities	4,934,283,000,000	4,362,017,000,000
Other financial assets	854,305,000,000	1,535,446,000,000
Total	45,497,829,000,000	50,316,436,000,000
Liabilities
Trading securities sold, not yet purchased	81,006,000,000	232,287,000,000
Trading derivative liabilities	106,471,000,000	163,129,000,000
Obligation to return securities received as collateral	6,602,613,000,000	6,664,578,000,000
Other	0	0
Total	6,790,090,000,000	7,059,994,000,000
Fair Value, Measurements, Recurring | Level 2
Assets
Debt Securities, Trading, and Equity Securities, FV-NI	14,709,285,000,000	12,746,415,000,000
Trading derivative assets	18,330,520,000,000	12,674,978,000,000
Trading loans	22,996,000,000	13,820,000,000
Available-for-sale debt securities	8,281,883,000,000	10,250,511,000,000
Equity securities	81,667,000,000	101,576,000,000
Other financial assets	962,406,000,000	848,596,000,000
Total	42,388,757,000,000	36,635,896,000,000
Liabilities
Trading securities sold, not yet purchased	6,877,000,000	2,620,000,000
Trading derivative liabilities	20,064,626,000,000	13,718,992,000,000
Obligation to return securities received as collateral	219,257,000,000	158,763,000,000
Other	268,535,000,000	313,482,000,000
Total	20,559,295,000,000	14,193,857,000,000
Fair Value, Measurements, Recurring | Level 3
Assets
Debt Securities, Trading, and Equity Securities, FV-NI	1,816,498,000,000	1,182,319,000,000
Trading derivative assets	71,219,000,000	142,343,000,000
Trading loans	0	0
Available-for-sale debt securities	341,708,000,000	253,932,000,000
Equity securities	82,488,000,000	74,761,000,000
Other financial assets	120,275,000,000	92,251,000,000
Total	2,432,188,000,000	1,745,606,000,000
Liabilities
Trading securities sold, not yet purchased	0	0
Trading derivative liabilities	56,184,000,000	61,247,000,000
Obligation to return securities received as collateral	73,257,000,000	68,204,000,000
Other	28,932,000,000	73,663,000,000
Total	158,373,000,000	203,114,000,000
Fair Value, Measurements, Recurring | Japanese national government and Japanese government agency bonds
Assets
Available-for-sale debt securities	23,806,480,000,000	26,046,603,000,000
Fair Value, Measurements, Recurring | Japanese national government and Japanese government agency bonds | Level 1
Assets
Available-for-sale debt securities	21,647,505,000,000	23,292,055,000,000
Fair Value, Measurements, Recurring | Japanese national government and Japanese government agency bonds | Level 2
Assets
Available-for-sale debt securities	2,158,975,000,000	2,754,548,000,000
Fair Value, Measurements, Recurring | Japanese national government and Japanese government agency bonds | Level 3
Assets
Available-for-sale debt securities	0	0
Fair Value, Measurements, Recurring | Japanese prefectural and municipal bonds
Assets
Available-for-sale debt securities	1,435,996,000,000	2,759,941,000,000
Fair Value, Measurements, Recurring | Japanese prefectural and municipal bonds | Level 1
Assets
Available-for-sale debt securities	0	0
Fair Value, Measurements, Recurring | Japanese prefectural and municipal bonds | Level 2
Assets
Available-for-sale debt securities	1,435,996,000,000	2,759,941,000,000
Fair Value, Measurements, Recurring | Japanese prefectural and municipal bonds | Level 3
Assets
Available-for-sale debt securities	0	0
Fair Value, Measurements, Recurring | Foreign government and official institution bonds
Assets
Available-for-sale debt securities	3,147,441,000,000	2,922,742,000,000
Fair Value, Measurements, Recurring | Foreign government and official institution bonds | Level 1
Assets
Available-for-sale debt securities	2,101,683,000,000	1,944,304,000,000
Fair Value, Measurements, Recurring | Foreign government and official institution bonds | Level 2
Assets
Available-for-sale debt securities	1,045,758,000,000	978,438,000,000
Fair Value, Measurements, Recurring | Foreign government and official institution bonds | Level 3
Assets
Available-for-sale debt securities	0	0
Fair Value, Measurements, Recurring | Corporate bonds
Assets
Available-for-sale debt securities	997,161,000,000	1,058,161,000,000
Fair Value, Measurements, Recurring | Corporate bonds | Level 1
Assets
Available-for-sale debt securities	0	0
Fair Value, Measurements, Recurring | Corporate bonds | Level 2
Assets
Available-for-sale debt securities	994,968,000,000	1,056,191,000,000
Fair Value, Measurements, Recurring | Corporate bonds | Level 3
Assets
Available-for-sale debt securities	2,193,000,000	1,970,000,000
Fair Value, Measurements, Recurring | Residential mortgage-backed securities
Assets
Available-for-sale debt securities	1,190,322,000,000	1,110,254,000,000
Fair Value, Measurements, Recurring | Residential mortgage-backed securities | Level 1
Assets
Available-for-sale debt securities	0	0
Fair Value, Measurements, Recurring | Residential mortgage-backed securities | Level 2
Assets
Available-for-sale debt securities	1,190,307,000,000	1,110,239,000,000
Fair Value, Measurements, Recurring | Residential mortgage-backed securities | Level 3
Assets
Available-for-sale debt securities	15,000,000	15,000,000
Fair Value, Measurements, Recurring | Asset-backed securities
Assets
Available-for-sale debt securities	1,333,571,000,000	1,430,315,000,000
Fair Value, Measurements, Recurring | Asset-backed securities | Level 1
Assets
Available-for-sale debt securities	0	0
Fair Value, Measurements, Recurring | Asset-backed securities | Level 2
Assets
Available-for-sale debt securities	1,060,851,000,000	1,247,377,000,000
Fair Value, Measurements, Recurring | Asset-backed securities | Level 3
Assets
Available-for-sale debt securities	272,720,000,000	182,938,000,000
Fair Value, Measurements, Recurring | Other debt securities
Assets
Available-for-sale debt securities	461,808,000,000	412,786,000,000
Fair Value, Measurements, Recurring | Other debt securities | Level 1
Assets
Available-for-sale debt securities	0	0
Fair Value, Measurements, Recurring | Other debt securities | Level 2
Assets
Available-for-sale debt securities	395,028,000,000	343,777,000,000
Fair Value, Measurements, Recurring | Other debt securities | Level 3
Assets
Available-for-sale debt securities	66,780,000,000	69,009,000,000
Fair Value, Measurements, Recurring | Marketable equity securities
Assets
Equity securities	5,015,851,000,000	4,463,593,000,000
Fair Value, Measurements, Recurring | Marketable equity securities | Level 1
Assets
Equity securities	4,934,283,000,000	4,362,017,000,000
Fair Value, Measurements, Recurring | Marketable equity securities | Level 2
Assets
Equity securities	81,568,000,000	101,576,000,000
Fair Value, Measurements, Recurring | Marketable equity securities | Level 3
Assets
Equity securities	0	0
Fair Value, Measurements, Recurring | Nonmarketable equity securities
Assets
Equity securities	82,587,000,000	74,761,000,000
Fair Value, Measurements, Recurring | Nonmarketable equity securities | Level 1
Assets
Equity securities	0	0
Fair Value, Measurements, Recurring | Nonmarketable equity securities | Level 2
Assets
Equity securities	99,000,000	0
Fair Value, Measurements, Recurring | Nonmarketable equity securities | Level 3
Assets
Equity securities	82,488,000,000	74,761,000,000
Fair Value, Measurements, Recurring | Interest rate contracts
Assets
Trading derivative assets	11,150,582,000,000	7,445,535,000,000
Liabilities
Trading derivative liabilities	12,808,902,000,000	8,696,888,000,000
Fair Value, Measurements, Recurring | Interest rate contracts | Level 1
Assets
Trading derivative assets	55,656,000,000	40,013,000,000
Liabilities
Trading derivative liabilities	28,508,000,000	85,641,000,000
Fair Value, Measurements, Recurring | Interest rate contracts | Level 2
Assets
Trading derivative assets	11,071,557,000,000	7,311,689,000,000
Liabilities
Trading derivative liabilities	12,746,145,000,000	8,566,043,000,000
Fair Value, Measurements, Recurring | Interest rate contracts | Level 3
Assets
Trading derivative assets	23,369,000,000	93,833,000,000
Liabilities
Trading derivative liabilities	34,249,000,000	45,204,000,000
Fair Value, Measurements, Recurring | Foreign exchange contracts
Assets
Trading derivative assets	7,175,696,000,000	5,276,134,000,000
Liabilities
Trading derivative liabilities	7,202,486,000,000	5,017,957,000,000
Fair Value, Measurements, Recurring | Foreign exchange contracts | Level 1
Assets
Trading derivative assets	4,661,000,000	3,909,000,000
Liabilities
Trading derivative liabilities	4,886,000,000	1,679,000,000
Fair Value, Measurements, Recurring | Foreign exchange contracts | Level 2
Assets
Trading derivative assets	7,159,046,000,000	5,258,511,000,000
Liabilities
Trading derivative liabilities	7,195,310,000,000	5,013,909,000,000
Fair Value, Measurements, Recurring | Foreign exchange contracts | Level 3
Assets
Trading derivative assets	11,989,000,000	13,714,000,000
Liabilities
Trading derivative liabilities	2,290,000,000	2,369,000,000
Fair Value, Measurements, Recurring | Equity contracts
Assets
Trading derivative assets	149,637,000,000	89,760,000,000
Liabilities
Trading derivative liabilities	125,461,000,000	128,493,000,000
Fair Value, Measurements, Recurring | Equity contracts | Level 1
Assets
Trading derivative assets	83,234,000,000	40,484,000,000
Liabilities
Trading derivative liabilities	73,077,000,000	75,809,000,000
Fair Value, Measurements, Recurring | Equity contracts | Level 2
Assets
Trading derivative assets	50,814,000,000	28,617,000,000
Liabilities
Trading derivative liabilities	51,854,000,000	48,953,000,000
Fair Value, Measurements, Recurring | Equity contracts | Level 3
Assets
Trading derivative assets	15,589,000,000	20,659,000,000
Liabilities
Trading derivative liabilities	530,000,000	3,731,000,000
Fair Value, Measurements, Recurring | Commodity contracts
Assets
Trading derivative assets	19,024,000,000	9,925,000,000
Liabilities
Trading derivative liabilities	18,592,000,000	9,817,000,000
Fair Value, Measurements, Recurring | Commodity contracts | Level 1
Assets
Trading derivative assets	0	0
Liabilities
Trading derivative liabilities	0	0
Fair Value, Measurements, Recurring | Commodity contracts | Level 2
Assets
Trading derivative assets	476,000,000	17,000,000
Liabilities
Trading derivative liabilities	0	0
Fair Value, Measurements, Recurring | Commodity contracts | Level 3
Assets
Trading derivative assets	18,548,000,000	9,908,000,000
Liabilities
Trading derivative liabilities	18,592,000,000	9,817,000,000
Fair Value, Measurements, Recurring | Credit derivatives
Assets
Trading derivative assets	50,059,000,000	79,945,000,000
Liabilities
Trading derivative liabilities	71,559,000,000	90,149,000,000
Fair Value, Measurements, Recurring | Credit derivatives | Level 1
Assets
Trading derivative assets	0	0
Liabilities
Trading derivative liabilities	0	0
Fair Value, Measurements, Recurring | Credit derivatives | Level 2
Assets
Trading derivative assets	48,610,000,000	76,144,000,000
Liabilities
Trading derivative liabilities	71,307,000,000	90,087,000,000
Fair Value, Measurements, Recurring | Credit derivatives | Level 3
Assets
Trading derivative assets	1,449,000,000	3,801,000,000
Liabilities
Trading derivative liabilities	252,000,000	62,000,000
Fair Value, Measurements, Recurring | Other
Assets
Trading derivative assets	292,000,000	428,000,000
Liabilities
Trading derivative liabilities	281,000,000	64,000,000
Fair Value, Measurements, Recurring | Other | Level 1
Assets
Trading derivative assets	0	0
Liabilities
Trading derivative liabilities	0	0
Fair Value, Measurements, Recurring | Other | Level 2
Assets
Trading derivative assets	17,000,000	0
Liabilities
Trading derivative liabilities	10,000,000	0
Fair Value, Measurements, Recurring | Other | Level 3
Assets
Trading derivative assets	275,000,000	428,000,000
Liabilities
Trading derivative liabilities	271,000,000	64,000,000
Fair Value, Measurements, Recurring | Debt securities | Japanese national government and Japanese government agency bonds
Assets
Debt Securities, Trading, and Equity Securities, FV-NI	6,988,597,000,000	6,422,025,000,000
Fair Value, Measurements, Recurring | Debt securities | Japanese national government and Japanese government agency bonds | Level 1
Assets
Debt Securities, Trading, and Equity Securities, FV-NI	6,491,075,000,000	6,092,523,000,000
Fair Value, Measurements, Recurring | Debt securities | Japanese national government and Japanese government agency bonds | Level 2
Assets
Debt Securities, Trading, and Equity Securities, FV-NI	497,522,000,000	329,502,000,000
Fair Value, Measurements, Recurring | Debt securities | Japanese national government and Japanese government agency bonds | Level 3
Assets
Debt Securities, Trading, and Equity Securities, FV-NI	0	0
Fair Value, Measurements, Recurring | Debt securities | Japanese prefectural and municipal bonds
Assets
Debt Securities, Trading, and Equity Securities, FV-NI	211,107,000,000	279,168,000,000
Fair Value, Measurements, Recurring | Debt securities | Japanese prefectural and municipal bonds | Level 1
Assets
Debt Securities, Trading, and Equity Securities, FV-NI	0	0
Fair Value, Measurements, Recurring | Debt securities | Japanese prefectural and municipal bonds | Level 2
Assets
Debt Securities, Trading, and Equity Securities, FV-NI	211,107,000,000	279,168,000,000
Fair Value, Measurements, Recurring | Debt securities | Japanese prefectural and municipal bonds | Level 3
Assets
Debt Securities, Trading, and Equity Securities, FV-NI	0	0
Fair Value, Measurements, Recurring | Debt securities | Foreign government and official institution bonds
Assets
Debt Securities, Trading, and Equity Securities, FV-NI	8,546,594,000,000	12,255,133,000,000
Fair Value, Measurements, Recurring | Debt securities | Foreign government and official institution bonds | Level 1
Assets
Debt Securities, Trading, and Equity Securities, FV-NI	7,754,392,000,000	11,760,274,000,000
Fair Value, Measurements, Recurring | Debt securities | Foreign government and official institution bonds | Level 2
Assets
Debt Securities, Trading, and Equity Securities, FV-NI	792,052,000,000	493,691,000,000
Fair Value, Measurements, Recurring | Debt securities | Foreign government and official institution bonds | Level 3
Assets
Debt Securities, Trading, and Equity Securities, FV-NI	150,000,000	1,168,000,000
Fair Value, Measurements, Recurring | Debt securities | Corporate bonds
Assets
Debt Securities, Trading, and Equity Securities, FV-NI	2,660,321,000,000	2,256,389,000,000
Fair Value, Measurements, Recurring | Debt securities | Corporate bonds | Level 1
Assets
Debt Securities, Trading, and Equity Securities, FV-NI	0	3,965,000,000
Fair Value, Measurements, Recurring | Debt securities | Corporate bonds | Level 2
Assets
Debt Securities, Trading, and Equity Securities, FV-NI	2,660,321,000,000	2,252,424,000,000
Fair Value, Measurements, Recurring | Debt securities | Corporate bonds | Level 3
Assets
Debt Securities, Trading, and Equity Securities, FV-NI	0	0
Fair Value, Measurements, Recurring | Debt securities | Residential mortgage-backed securities
Assets
Debt Securities, Trading, and Equity Securities, FV-NI	5,585,266,000,000	4,978,709,000,000
Fair Value, Measurements, Recurring | Debt securities | Residential mortgage-backed securities | Level 1
Assets
Debt Securities, Trading, and Equity Securities, FV-NI	0	0
Fair Value, Measurements, Recurring | Debt securities | Residential mortgage-backed securities | Level 2
Assets
Debt Securities, Trading, and Equity Securities, FV-NI	5,585,266,000,000	4,978,709,000,000
Fair Value, Measurements, Recurring | Debt securities | Residential mortgage-backed securities | Level 3
Assets
Debt Securities, Trading, and Equity Securities, FV-NI	0	0
Fair Value, Measurements, Recurring | Debt securities | Commercial mortgage-backed securities
Assets
Debt Securities, Trading, and Equity Securities, FV-NI		4,627,000,000
Fair Value, Measurements, Recurring | Debt securities | Commercial mortgage-backed securities | Level 1
Assets
Debt Securities, Trading, and Equity Securities, FV-NI		0
Fair Value, Measurements, Recurring | Debt securities | Commercial mortgage-backed securities | Level 2
Assets
Debt Securities, Trading, and Equity Securities, FV-NI		4,627,000,000
Fair Value, Measurements, Recurring | Debt securities | Commercial mortgage-backed securities | Level 3
Assets
Debt Securities, Trading, and Equity Securities, FV-NI		0
Fair Value, Measurements, Recurring | Debt securities | Asset-backed securities
Assets
Debt Securities, Trading, and Equity Securities, FV-NI	2,365,240,000,000	1,879,292,000,000
Fair Value, Measurements, Recurring | Debt securities | Asset-backed securities | Level 1
Assets
Debt Securities, Trading, and Equity Securities, FV-NI	0	0
Fair Value, Measurements, Recurring | Debt securities | Asset-backed securities | Level 2
Assets
Debt Securities, Trading, and Equity Securities, FV-NI	1,246,481,000,000	1,210,381,000,000
Fair Value, Measurements, Recurring | Debt securities | Asset-backed securities | Level 3
Assets
Debt Securities, Trading, and Equity Securities, FV-NI	1,118,759,000,000	668,911,000,000
Fair Value, Measurements, Recurring | Debt securities | Other debt securities
Assets
Debt Securities, Trading, and Equity Securities, FV-NI	519,484,000,000	334,124,000,000
Fair Value, Measurements, Recurring | Debt securities | Other debt securities | Level 1
Assets
Debt Securities, Trading, and Equity Securities, FV-NI	0	0
Fair Value, Measurements, Recurring | Debt securities | Other debt securities | Level 2
Assets
Debt Securities, Trading, and Equity Securities, FV-NI	2,135,000,000	0
Fair Value, Measurements, Recurring | Debt securities | Other debt securities | Level 3
Assets
Debt Securities, Trading, and Equity Securities, FV-NI	517,349,000,000	334,124,000,000
Fair Value, Measurements, Recurring | Debt securities | Commercial paper
Assets
Debt Securities, Trading, and Equity Securities, FV-NI	2,428,377,000,000	1,931,569,000,000
Fair Value, Measurements, Recurring | Debt securities | Commercial paper | Level 1
Assets
Debt Securities, Trading, and Equity Securities, FV-NI	0	0
Fair Value, Measurements, Recurring | Debt securities | Commercial paper | Level 2
Assets
Debt Securities, Trading, and Equity Securities, FV-NI	2,428,377,000,000	1,931,569,000,000
Fair Value, Measurements, Recurring | Debt securities | Commercial paper | Level 3
Assets
Debt Securities, Trading, and Equity Securities, FV-NI	0	0
Fair Value, Measurements, Recurring | Equity securities
Assets
Debt Securities, Trading, and Equity Securities, FV-NI	3,037,299,000,000	2,685,906,000,000
Liabilities
Investment securities valued at net asset value	267,084,000,000	225,972,000,000
Unfunded commitments	230,396,000,000	172,562,000,000
Fair Value, Measurements, Recurring | Equity securities | Level 1
Assets
Debt Securities, Trading, and Equity Securities, FV-NI	1,571,035,000,000	1,241,446,000,000
Fair Value, Measurements, Recurring | Equity securities | Level 2
Assets
Debt Securities, Trading, and Equity Securities, FV-NI	1,286,024,000,000	1,266,344,000,000
Fair Value, Measurements, Recurring | Equity securities | Level 3
Assets
Debt Securities, Trading, and Equity Securities, FV-NI	180,240,000,000	178,116,000,000
Fair Value, Measurements, Recurring | Real Estate Funds | Nonmarketable equity securities
Liabilities
Investment securities valued at net asset value	32,322,000,000	29,308,000,000
Unfunded commitments	1,018,000,000	1,305,000,000
Fair Value, Measurements, Recurring | Private equity and other funds | Nonmarketable equity securities
Liabilities
Investment securities valued at net asset value	57,383,000,000	51,458,000,000
Unfunded commitments	¥ 250,000,000	¥ 0